Research and Development incentives receivables (Tables)	12 Months Ended
Dec. 31, 2018
Research and Development incentives receivables
Schedule of the classifications of R&D incentives receivables

	December 31,
	2018	2017	2016
	(Euro, in thousands)
Non-current R&D incentives receivables	€73,443	€64,001	€54,188
Current R&D incentives receivables	11,203	11,782	10,154
Total R&D incentives receivables	€84,646	€75,783	€64,342

Schedule of maturities of non-current R&D incentives receivables

	December 31, 2018 Maturity date
	2020	2021	2022	2023	2024-2028	Total
	(Euro, in thousands)
French non-current R&D incentives receivables - nominal value	€8,959	€9,674	€10,226			€28,859
French non-current R&D incentives receivables - discounted value	8,959	9,674	10,226			28,859
Belgian non-current R&D incentives receivables - nominal value	3,398	4,009	4,863	€6,663	€26,355	45,288
Belgian non-current R&D incentives receivables - discounted value	3,398	4,009	4,863	6,663	25,650	44,583
Total non-current R&D incentives receivables - nominal value	€12,358	€13,683	€15,089	€6,663	€26,355	€74,148
Total non-current R&D incentives receivables - discounted value	€12,358	€13,683	€15,089	€6,663	€25,650	€73,443